LONG-TERM LOANS	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
9.	LONG-TERM LOANS

Long-term loans consist of the followings:
	As of March 31,
	2013	2014
	$	$
Unsecured bank loans repayable monthly with
maturity date of August 20, 2013, interest at
1.75% p.a. below the Bank's Prime Rate in
Hong Kong	56	-
Unsecured bank loans repayable monthly with
maturity date of August 26, 2013, interest at
1.75% p.a. below the Bank's Prime Rate in
Hong Kong	56	-

Total long-term loans	112	-
Current portion of long-term loans	(112)	-

Non-current portion of long-term loans	-	-

The loans were fully settled during the year ended March 31, 2014.